Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Compensation Expense (in thousands)
	Years Ended December 31,
	2020	2019	2018
Stock option grants	$92	112	607
Restricted stock awards granted in 2020	250	—	—
Employee stock grant	530	—	—
Unrestricted employee stock award	—	50	—
Annual director stock award	500	70	1,055
	$1,372	232	1,662

Summary of Changes in outstanding options (in thousands, except share and per share amounts)
		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)
Outstanding at
January 1, 2018	174,510	$28.70	6.0	$1,901
Granted	29,260	$45.97		$427
Exercised	(56,232)	$25.17		$(546)
Outstanding at
December 31, 2018	147,538	$33.48	6.7	$1,782
Exercised	(15,034)	$30.42		$(151)
Outstanding at
December 31, 2019	132,504	$33.82	5.8	$1,631
Exercised	(12,415)	$19.23		$(100)
Outstanding at
December 31, 2020	120,089	$35.33	5.3	$1,531
Exercisable at
December 31, 2020	107,741	$34.12	5.0	$1,327
Vested during
twelve months ended
December 31, 2020	5,967			$94

Summary of Stock Options Outstanding
	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$37.26 - $45.97	12,348	$45.93	7.9	Years

Exercisable:
$16.71 - $24.75	14,100	16.72	.9
$24.76 - $37.25	35,854	26.24	3.3
$37.26 - $45.97	57,787	43.25	7.0
	107,741	$34.12	5.0	Years
Total	120,089	$35.33	5.3	Years

Summary of Restricted Stock awards (in thousands, except share and per share amounts)
		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	Of	Exercise	Remaining	Grant Date
Restricted stock	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at January 1, 2020	0
Granted	20,520	$46.30		$950
Outstanding at December 31, 2020	20,520	$46.30	3.4	$950